UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 8117 Preston Road
         West Tower, Suite 675
         Dallas, TX  75225

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Brett Robertson
Title:     President
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     J. Brett Robertson     Dallas, Texas     August 15, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     29

Form13F Information Table Value Total:     $108,254 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN EXPRESS CO            COM              025816109     2957    57200 SH       SOLE                    57200
ARCH CAP GROUP LTD             ORD              G0450A105     5880   184200 SH       SOLE                   184200
BLOUNT INTL INC NEW            COM              095180105     1466    83924 SH       SOLE                    83924
CEPHALON INC                   COM              156708109     3819    47800 SH       SOLE                    47800
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305     5982   110239 SH       SOLE                   110239
CITRIX SYS INC                 COM              177376100     4448    55600 SH       SOLE                    55600
CORELOGIC INC                  COM              21871D103     2195   131375 SH       SOLE                   131375
DELTIC TIMBER CORP             COM              247850100     2005    37336 SH       SOLE                    37336
EMDEON INC                     CL A             29084T104     3621   276000 SH       SOLE                   276000
EXTERRAN HLDGS INC             COM              30225X103     2565   129332 SH       SOLE                   129332
FORESTAR GROUP INC             COM              346233109      933    56800 SH       SOLE                    56800
GREIF INC                      CL B             397624206     1033    17149 SH       SOLE                    17149
HOLLY CORP                     COM PAR $0.01    435758305     5670    81700 SH       SOLE                    81700
INTUIT                         COM              461202103     5637   108700 SH       SOLE                   108700
ISHARES TR                     RUSSELL 2000     464287655      156    34000 SH  PUT  SOLE                    34000
LABORATORY CORP AMER HLDGS     COM NEW          50540R409     5594    57800 SH       SOLE                    57800
MOODYS CORP                    COM              615369105     4242   110600 SH       SOLE                   110600
NASDAQ OMX GROUP INC           COM              631103108     6145   242900 SH       SOLE                   242900
PLUM CREEK TIMBER CO INC       COM              729251108     1634    40300 SH       SOLE                    40300
RAYTHEON CO                    COM NEW          755111507     4576    91800 SH       SOLE                    91800
RF MICRODEVICES INC            COM              749941100     3182   520000 SH       SOLE                   520000
RSC HOLDINGS INC               COM              74972L102     5274   441000 SH       SOLE                   441000
SEALY CORP                     COM              812139301     1446   571653 SH       SOLE                   571653
SONUS NETWORKS INC             COM              835916107     2629   811400 SH       SOLE                   811400
SYNOPSYS INC                   COM              871607107     6292   244744 SH       SOLE                   244744
TIME WARNER INC                COM NEW          887317303     1729    47532 SH       SOLE                    47532
WELLPOINT INC                  COM              94973V107     9263   117599 SH       SOLE                   117599
XILINX INC                     COM              983919101     6076   166600 SH       SOLE                   166600
YAHOO INC                      COM              984332106     1805   120000 SH       SOLE                   120000